ACQUISITIONS OF REAL ESTATE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
During the six months ended June 30, 2012, the Company acquired six skilled nursing facilities for a total purchase price of $55.6 million. The purchase price was allocated as follows (in thousands):

		Intangibles
Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
$9,194	$45,115	$1,061	$180	$55,550

During the year ended December 31, 2011, the Company acquired the following properties (in thousands):

							Intangibles
Property	Type	City	State	Acquisition Date	Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
Texas Regional Medical Center at Sunnyvale	Acute Care Hospital	Sunnyvale	TX	May 3, 2011	$4,020	$57,620	$970	$90	$62,700
Oak Brook Health Care Center	Skilled Nursing Facility	Whitehouse	TX	June 30, 2011	1,433	9,643	183	41	11,300
Broadmeadow Healthcare	Skilled Nursing Facility	Middletown	DE	August 1, 2011	1,650	21,730	350	70	23,800
Capitol Healthcare	Skilled Nursing Facility	Dover	DE	August 1, 2011	4,940	15,500	300	60	20,800
Pike Creek Healthcare	Skilled Nursing Facility	Wilmington	DE	August 1, 2011	2,460	25,240	410	90	28,200
Renaissance Healthcare	Skilled Nursing Facility	Millsboro	DE	August 1, 2011	1,640	22,620	360	80	24,700
Honey Hill Care Center	Skilled Nursing Facility	Norwalk	CT	September 30, 2011	1,722	6,125	122	31	8,000
Manokin Manor Nursing & Rehabilitation Center	Skilled Nursing Facility	Princess Anne	MD	September 30, 2011	1,953	7,811	195	41	10,000	(1)
Wesley Woods Alzheimer's Care Center	Skilled Nursing Facility	Abilene	TX	November 1, 2011	883	7,642	144	31	8,700	(1)
Windcrest Alzheimer's Care Center	Skilled Nursing Facility	Waco	TX	November 1, 2011	800	4,589	91	20	5,500
Creekside Senior Living	Assisted Living Facility	Green Bay	WI	November 22, 2011	257	2,292	41	10	2,600
					$21,758	$180,812	$3,166	$564	$206,300
(1) Includes $1.8 of deferred purchase price included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.